Goodwill, Intangible and Long-Lived Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	$ 1,156,005,000	$ 1,108,008,000	$ 1,102,458,000	[1]
Acquisitions	19,848,000	42,064,000	5,039,000
Currency and other adjustments	2,834,000	5,933,000	511,000
Goodwill, Ending Balance	1,178,687,000	1,156,005,000	1,108,008,000
Goodwill impairment	0	0	0
Paint Stores Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	286,784,000	286,998,000	286,744,000	[1]
Acquisitions	1,885,000
Currency and other adjustments	(1,369,000)	(214,000)	254,000
Goodwill, Ending Balance	287,300,000	286,784,000	286,998,000
Consumer Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	706,292,000	689,279,000	689,388,000	[1]
Acquisitions		17,357,000
Currency and other adjustments	(2,941,000)	(344,000)	(109,000)
Goodwill, Ending Balance	703,351,000	706,292,000	689,279,000
Global Finishes Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	152,287,000	120,350,000	115,719,000	[1]
Acquisitions	17,963,000	24,707,000	5,039,000
Currency and other adjustments	8,048,000	7,230,000	(408,000)
Goodwill, Ending Balance	178,298,000	152,287,000	120,350,000
Latin America Coating Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	10,642,000	11,381,000	10,607,000	[1]
Currency and other adjustments	(904,000)	(739,000)	774,000
Goodwill, Ending Balance	$ 9,738,000	$ 10,642,000	$ 11,381,000

[1]	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).